Capital and Funding - Reconciliation of Liabilities Arising from Financing Activities (Detail) - EUR (€) € in Millions	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016
Disclosure of financial liabilities [Line Items]
Opening balance	€ (16,595)	€ (14,643)
Cash Movement	(8,860)	(1,788)
Business Acquisitions/ Disposals	(3)
Foreign exchange changes	1,450	(211)
Fair value changes	(238)	(64)
Other movements	(184)	111
Closing balance	(24,430)	(16,595)
Preference Shares Liabilities [member]
Disclosure of financial liabilities [Line Items]
Opening balance	(68)	(68)
Cash Movement	68
Closing balance		(68)
Bank Loans and Overdrafts [member]
Disclosure of financial liabilities [Line Items]
Opening balance	(1,146)	(1,064)
Cash Movement	66	(23)
Business Acquisitions/ Disposals	(3)
Foreign exchange changes	98	(42)
Other movements	(7)	(17)
Closing balance	(992)	(1,146)
Bonds and Other Loans [Member]
Disclosure of financial liabilities [Line Items]
Opening balance	(15,053)	(12,703)
Cash Movement	(9,008)	(2,089)
Foreign exchange changes	1,346	(190)
Fair value changes	(2)	(3)
Other movements	8	(68)
Closing balance	(22,709)	(15,053)
Finance lease creditors [member]
Disclosure of financial liabilities [Line Items]
Opening balance	(143)	(195)
Cash Movement	14	35
Foreign exchange changes	6	21
Other movements	(8)	(4)
Closing balance	(131)	(143)
Derivatives [member]
Disclosure of financial liabilities [Line Items]
Opening balance	(185)	(124)
Fair value changes	(236)	(61)
Closing balance	(421)	(185)
Other financials liabilities [member]
Disclosure of financial liabilities [Line Items]
Opening balance		(489)
Cash Movement		289
Other movements	(177)	€ 200
Closing balance	€ (177)